Expense Example {- Fidelity Inflation-Protected Bond Index Fund} - 12.31 Fidelity Inflation-Protected Bond Index Fund PRO-08 - Fidelity Inflation-Protected Bond Index Fund - Fidelity Inflation-Protected Bond Index Fund
Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64